EQ ADVISORS TRUSTSM

EQ/Franklin Moderate Allocation Portfolio

SUPPLEMENT DATED JUNE 30, 2022 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2022, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2022, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective June 29, 2022, Russell Shtern of Franklin Advisers, Inc. no longer serves as a member of the team that is responsible for the securities selection, research, and trading for the EQ/Franklin Moderate Allocation Portfolio. All references to Russell Shtern in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

The section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO — Sub-Adviser: Franklin Advisers, Inc. (“Franklin Advisers” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Chris Floyd, CFA®	Vice President and Portfolio Manager	June 2022
Jose Maldonado, CFA®	Vice President and Portfolio Manager	June 2022

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Franklin Advisers, Inc.” is amended to include the following information:

Chris Floyd, CFA® is Vice President and Portfolio Manager for Franklin Templeton Investment Solutions. Prior to Franklin Templeton, Mr. Floyd was a portfolio manager at QS Investors since 2014.

Jose Maldonado, CFA® is Vice President and Portfolio Manager for Franklin Templeton Investment Solutions. Prior to Franklin Templeton, Mr. Maldonado was a portfolio manager at QS Investors since 2014.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Franklin Advisers, Inc.” is amended to include the following information:

Franklin Advisers, Inc. (“Franklin Advisers” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the
number of other accounts of the Sub-Adviser
managed by the portfolio manager and the total
assets of the accounts managed within each
	category as of May 31, 2022						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Franklin Moderate Allocation Portfolio

Chris Floyd	12	$1.6B	10	$0.6B	8	$0.1B	0	0	0	0	0	0

Jose Maldonado	2	$1.0B	1	$13M	2	$5M	0	0	0	0	0	0

Ownership of Shares of the Portfolio as of May 31, 2022

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/Franklin Moderate Allocation Portfolio

Chris Floyd	X

Jose Maldonado	X